Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Intangible Assets And Goodwill [Abstract]
Schedule of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets are as follows:

(1)
Acquisition Cost

				(In millions of yen)
		Intangible Assets
	Goodwill	Software	Software in progress	Customer relationship	Total
Balance as of April 1, 2024	9,919	110,198	3,582	4,527	118,307
Acquisitions	5,238	4,794	4,082	1,097	9,973
Internal development	—	193	7,373	—	7,566
Transfer from software in progress	—	11,767	(11,767)	—	—
Disposals	—	(3,047)	(79)	—	(3,126)
Other	—	(83)	(187)	—	(270)
Balance as of March 31, 2025	15,157	123,822	3,004	5,624	132,450
Acquisitions	—	4,382	3,809	—	8,191
Internal development	—	—	9,373	—	9,373
Transfer from software in progress	—	10,045	(10,045)	—	—
Disposals	—	(7,282)	(75)	—	(7,357)
Other	—	(75)	(38)	—	(113)
Balance as of March 31, 2026	15,157	130,892	6,028	5,624	142,544

(2)
Accumulated Amortization and Impairment Losses

				(In millions of yen)
		Intangible Assets
	Goodwill	Software	Software in progress	Customer relationship	Total
Balance as of April 1, 2024	—	53,633	224	2,760	56,617
Amortization	—	12,733	—	438	13,171
Disposals	—	(3,024)	—	—	(3,024)
Other	—	14	—	—	14
Balance as of March 31, 2025	—	63,356	224	3,198	66,778
Amortization	—	15,430	—	482	15,912
Disposals	—	(6,612)	—	—	(6,612)
Other	—	—	—	—	—
Balance as of March 31, 2026	—	72,174	224	3,680	76,078

(3)
Book Value

				(In millions of yen)
		Intangible Assets
	Goodwill	Software	Software in progress	Customer relationship	Total
Balance as of March 31, 2025	15,157	60,466	2,780	2,426	65,672
Balance as of March 31, 2026	15,157	58,718	5,804	1,944	66,466